Stock Incentive Plan (Details) - Schedule of respect to stock options outstanding and exercisable - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	5,039,511	5,475,283
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 10 days	6 years 9 months 10 days
Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	3,050,249	3,322,160
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 24 days	5 years 3 months 25 days
Exercise Price Seven [Member] | Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	869,350	1,223,100
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 1 month 9 days	2 years 7 months 17 days
Exercise Price Seven [Member] | Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	869,350	1,223,100
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 1 month 9 days	2 years 7 months 17 days
Exercise Price Eight [Member] | Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,176,127	1,223,673
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 7 months 28 days	5 years 10 months 28 days
Exercise Price Eight [Member] | Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,136,881	1,154,889
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 7 months 20 days	5 years 10 months 13 days
Exercise Price Nine [Member] | Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	845,592	876,147
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 5 months 4 days	7 years 8 months 1 day
Exercise Price Nine [Member] | Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	558,563	531,085
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 4 months 28 days	7 years 7 months 24 days
Exercise Price Ten [Member] | Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,131,944	1,156,561
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 7 months 28 days	8 years 10 months 2 days
Exercise Price Ten [Member] | Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	476,053	404,605
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 8 months 15 days	8 years 9 months 10 days
Exercise Price Eleven [Member] | Options Outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,016,498	995,802
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 6 months 10 days	9 years 9 months 7 days
Exercise Price Eleven [Member] | Options Exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	9,402	8,481
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 5 months 26 days	9 years 8 months 26 days